IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment of assets [Abstract]
Schedule of sensitivity analysis and key assumptions used for impairments testing on assets
Details of the key assumptions used in impairment tests performed as of December 31, 2018 are outlined below:

	T&F Group	ECP Group
Carrying amount allocated to the asset group:
Goodwill	$101,769	$5,945
Intangible assets with indefinite useful lives	$13,841	$0
Results of test performed as of December 31, 2018:
Recoverable amount	$1,428,909	$188,736
Annual revenue growth rates (1)	13.0% in 2019, 2.5%-3.3% thereafter	32.8% in 2019, 7.6% in 2020, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond 2019 have been extrapolated using a steady growth rate of (3)	2.5%	2.5%
Income tax rate (4)	25.0%	27.0%

(1)
For both models, the annual revenue growth rate for 2019 is based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, the 2019 projections reflect a full year of benefit from owning Polyair. Beyond 2019, the projections assume that the Company’s revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities.

For the ECP Group, the 2019 projection reflects a full year of benefit from Capstone's operations as well as the acquisition of Maiweave. The Company expects additional ramping up of revenue from the group due to integration and capital expenditure efforts in 2020, and then tapering down to sustained growth levels consistent with United States gross domestic product.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)
Cash flows beyond 2019 have been primarily extrapolated using declining growth rates through 2028 and then a per annum growth rate which is at or below the projected long-term average growth rate for the asset group. Cash flows resulting from expected business combination synergies and new production capacity currently under construction are included discretely in the projection period through 2023 consistent with anticipated ramp-up periods for each project.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2018 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP Group
Revenue growth rates	10.1% in 2019, 0% thereafter	30.5% in 2019, 3.6% in 2020, tapering down to 1% thereafter
Discount rate	11.0%	13.1%
Cash flows beyond 2019 have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%
There was no impairment indication resulting from changing the individual assumptions above.
Details of the key assumptions used in impairment tests performed as of December 31, 2017 are outlined below:

Carrying amount allocated to the asset group
Goodwill	$41,690
Intangible assets with indefinite useful lives	$7,964
Results of test performed as of December 31, 2017:
Recoverable amount	$971,752
Annual revenue growth rates (1)	10.2% in 2018, 2.5% thereafter
Discount rate (2)	10.6%
Cash flows beyond 2018 have been extrapolated using a steady growth rate of (3)	2.5%
Income tax rate (4)	23.0%

(1)
The annual revenue growth rate for 2018 is based on projections presented to management and the Board of Directors. This projection reflects a full year of benefit from owning Cantech, as well as the expected benefits from recently completed capital expenditure projects, such as the new Midland, North Carolina manufacturing facility. Beyond 2018, the projections assume that the Company’s revenue will grow consistent with United States gross domestic product projections. The revenue growth rates for the period are consistent with recent history of sales volumes within the asset group, as well as the Company’s expectations for its sales to at least match gross domestic product growth.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)	Cash flows beyond 2018 have been extrapolated using a per annum growth rate which is at or below the projected long-term average growth rate for the asset group.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2017 using reasonably possible changes in key assumptions above are outlined below:

Revenue growth rates	6.6% in 2018, 0% thereafter
Discount rate	12.0%
Cash flows beyond 2018 have been extrapolated using a steady growth rate of	1.0%
Income tax rate	39.0%
There was no impairment resulting from changing the individual assumptions above.

Schedule of impairments (reversals of impairments) recognized on assets
Impairments
Impairments recognized during the years ended December 31, 2018 and 2017 and reversals of impairments recognized during the year ended December 31, 2017 are presented in the table below. There were no reversals of impairments recognized during the year ended December 31, 2018.

	2018	2017
	Impairment recognized	Impairment recognized	Impairment reversed
	$	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	1,297	338	(175)
Parts and supplies	—	—	(12)
Property, plant and equipment
Land	370	—	—
Buildings	820	—	—
Manufacturing equipment	3,649	208	(1)
Construction in progress	—	82	—
	6,136	628	(188)
Cost of sales
Inventories	716	801	—
Property, plant and equipment
Manufacturing equipment	—	—	(2)
Furniture, office equipment and other	—	2	—
Construction in progress	84	192	—
	800	995	(2)
Total	6,936	1,623	(190)